Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value [Abstract]
Recorded Amount of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The table below presents the recorded amount of assets measured at fair value on a recurring basis. No liabilities were presented at fair value on a recurring basis at December 31, 2014 and 2013.

(in thousands)
December 31, 2014	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,497	$-	$3,497	$-
Mortgage-backed securities	26	-	26	-
Corporate bonds	255	-	-	255
Equities and mutual funds	586	586	-	-
Total assets at fair value	$4,364	$586	$3,523	$255

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,499	$-	$3,499	$-
Mortgage-backed securities	33	-	33	-
Corporate bonds	451	-	-	451
Equities and mutual funds	567	567	-	-
Total assets at fair value	$4,550	$567	$3,532	$451

Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis were:

	2014	2013
(in thousands)
Corporate Bonds-Available for Sale
Balance, January 1	$451	$443
Total realized gain (losses) included in income	-	-
Total unrealized gain (losses) included in other comprehensive income	54	8
Net purchases, sales, calls and maturities	(250)	-
Net transfers in/out of Level 3	-	-
Balance, December 31	$255	$451

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
Assets and liabilities recorded at fair value on a nonrecurring basis are included in the table below. No liabilities were presented at fair value on a nonrecurring basis at December 31, 2014 and 2013.

(in thousands)
December 31, 2014	Total	Level 1	Level 2	Level 3

Impaired loans:
Commercial and industrial	$392	$-	$-	$392
Nonfarm, nonresidential	736	-	-	736
1- 4 family residential	302	-	-	302
Foreclosed assets	281	-	-	281
Servicing assets	350	-	-	350
Total assets at fair value	$2,061	$-	$-	$2,061

(in thousands)
December 31, 2013	Total	Level 1	Level 2	Level 3

Impaired loans:
Commercial and industrial	$934	$-	$-	$934
Nonfarm, nonresidential	685	-	-	685
1- 4 family residential	63	-	-	63
Foreclosed assets	-	-	-	-
Servicing assets	261	-	-	261
Total assets at fair value	$1,943	$-	$-	$1,943

Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-Recurring Basis
For level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2014 and 2013, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at December 31, 2014	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$255	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$350	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,430	Management estimate	Appraisals and/or sales of comparable properties	n/a
Foreclosed assets	$281	Management estimate	Appraisals and/or sales of comparable properties	n/a

	Fair Value at December 31, 2013	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$451	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$261	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,682	Management estimate	Appraisals and/or sales of comparable properties	n/a

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company’s financial instruments are as follows (dollars in thousands):

			Fair Value Measurements
(dollars in thousands)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2014
Financial Instruments - Assets
Loans	$189,549	$195,254	$-	$-	$195,254

Financial Instruments – Liabilities
Deposits	206,667	202,750	-	61,925	140,825
Federal Home Loan Bank advances	6,250	6,486	-	-	6,486

December 31, 2013
Financial Instruments - Assets
Loans	$179,909	$179,531	$-	$-	$179,531

Financial Instruments – Liabilities
Deposits	195,801	171,649	-	171,649	-
Federal Home Loan Bank advances	7,750	8,100	-	8,100	-